Commitments and Contingencies - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended																					6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2014 Loan Purchase Commitments [Member] Charged Off Loans [Member]	Dec. 31, 2013 Obligation to Repurchase Receivables Sold [Member]	Dec. 31, 2013 Professional Fees Liability [Member]	Jun. 30, 2014 Representations and Warranties [Member]	Dec. 31, 2013 Representations and Warranties [Member]	Jun. 30, 2014 Curtailment Obligation Liability [Member]	Dec. 31, 2013 Curtailment Obligation Liability [Member]	Nov. 01, 2012 Curtailment Obligation Liability [Member]	Jun. 30, 2014 Pending Litigation [Member]	Jun. 30, 2014 Reverse Mortgage [Member] Additional Borrowing Capacity Floating Rate Reverse Mortgage Loans [Member]	Dec. 31, 2013 Reverse Mortgage [Member] Additional Borrowing Capacity Floating Rate Reverse Mortgage Loans [Member]	Jun. 30, 2014 Reverse Mortgage [Member] Additional Borrowing Capacity Fixed Rate Reverse Mortgage Loans [Member]	Dec. 31, 2013 Reverse Mortgage [Member] Additional Borrowing Capacity Fixed Rate Reverse Mortgage Loans [Member]	Jun. 30, 2014 Reverse Mortgage [Member] Loan Purchase Commitments [Member]	Dec. 31, 2013 Reverse Mortgage [Member] Loan Purchase Commitments [Member]	Jun. 30, 2014 Reverse Mortgage [Member] Commitment to Lend [Member]	Dec. 31, 2013 Reverse Mortgage [Member] Commitment to Lend [Member]	Jun. 30, 2014 Reverse Mortgage [Member] Loan Sale Commitments [Member]	Dec. 31, 2013 Reverse Mortgage [Member] Loan Sale Commitments [Member]	Jun. 30, 2014 Originations [Member] Loan Purchase Commitments [Member]	Dec. 31, 2013 Originations [Member] Loan Purchase Commitments [Member]	Jun. 30, 2014 Originations [Member] Commitment to Lend [Member]	Dec. 31, 2013 Originations [Member] Commitment to Lend [Member]	Jun. 30, 2014 Originations [Member] Commitment To Sell Securities [Member]	Dec. 31, 2013 Originations [Member] Commitment To Sell Securities [Member]	Jun. 30, 2014 Originations [Member] Commitment to Purchase Mortgage Backed Securities [Member]	Dec. 31, 2013 Originations [Member] Commitment to Purchase Mortgage Backed Securities [Member]	Jun. 30, 2014 VIE Primary Beneficiary [Member] Trust	Dec. 31, 2013 VIE Primary Beneficiary [Member] Trust	Dec. 31, 2012 VIE Primary Beneficiary [Member]	Jun. 30, 2014 VIE Primary Beneficiary [Member] Non-Residual Trusts [Member]	Dec. 31, 2013 VIE Primary Beneficiary [Member] Non-Residual Trusts [Member] Trust
Loss Contingencies [Line Items]
Mandatory repurchase obligation delinquency threshold						90 days
Outstanding loans associated with mandatory repurchase obligation						$ 77,000,000
Loss contingency accrual						8,200,000	6,600,000	10,300,000	9,300,000	60,400,000	53,900,000	46,000,000
Additional amount of potential loss exposure from similar claims						10,100,000	8,500,000			120,700,000	119,100,000
Reimbursement obligation of LOC, if drawn																																165,000,000	165,000,000
Number of Non-Residual Trusts with reimbursement obligations consolidated on balance sheet																																				7
Aggregate number of securitization trusts consolidated and not consolidated with reimbursement obligations																																11	11
Amount of LOCs available for eleven securitization trusts																																268,600,000	273,600,000	285,400,000
Outstanding balance of collateral for mandatory clean-up call obligation		418,400,000																																	417,900,000	418,400,000
Expected period to exercise mandatory clean-up call obligation																																			2017 and continuing through 2019	2017 and continuing through 2019
Commitments to sell loans														903,800,000	705,300,000	2,000,000	25,900,000			78,900,000	31,000,000	98,000,000	126,800,000			3,400,000,000	2,200,000,000	3,900,000,000	2,900,000,000	504,700,000	308,700,000
Commitments to purchase loans					7,000,000													7,000,000	20,600,000					11,600,000	7,900,000
Loss contingency recorded in current period										800,000	6,300,000
Rent expense		22,100,000	12,300,000	6,500,000
Lease expiration term		2020
Notification period required for non-renewal					60 days
Range of reasonably possible losses, minimum													0
Range of reasonably possible losses, maximum													6,000,000
Loss contingency associated with prior servicer										$ 5,200,000
Tax separation agreement date	Apr. 17, 2009
Income tax examination, period of letters issued to prior parent for proposed changes in specified tax years	30 days	30 days